Interest Expense (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Interest Expense

	2018	2017	2016
	RMB	RMB	RMB
Interest on
Bank loans	2,044	1,569	891
Other loans	16,037	17,394	19,910
Accretion expense (Note 33)	5,678	5,453	5,126
Less: Amounts capitalized	(1,407)	(2,008)	(2,579)

	22,352	22,408	23,348